UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE EQUITY FUND

FORM N-Q

JANUARY 31, 2012

LEGG MASON CLEARBRIDGE EQUITY FUND

Schedule of Investments (unaudited)	January 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 1.1%
Johnson Controls Inc.	156,800	$4,981,536

Automobiles - 1.9%
Ford Motor Co.	296,130	3,677,935
Harley-Davidson Inc.	114,100	5,042,079

Total Automobiles		8,720,014

Hotels, Restaurants & Leisure - 1.3%
Starwood Hotels & Resorts Worldwide Inc.	22,150	1,201,416
Yum! Brands Inc.	78,490	4,970,772

Total Hotels, Restaurants & Leisure		6,172,188

Household Durables - 2.4%
Lennar Corp., Class A Shares	105,470	2,266,550
Toll Brothers Inc.	396,420	8,645,920	*

Total Household Durables		10,912,470

Internet & Catalog Retail - 0.7%
Amazon.com Inc.	16,400	3,188,816	*

Media - 3.1%
News Corp., Class B Shares	391,390	7,620,363
Walt Disney Co.	176,430	6,863,127

Total Media		14,483,490

Specialty Retail - 1.0% TJX Cos. Inc.	70,210	4,784,109

TOTAL CONSUMER DISCRETIONARY		53,242,623

CONSUMER STAPLES - 9.3%
Beverages - 1.2%
Coca-Cola Co.	30,750	2,076,547
PepsiCo Inc.	53,170	3,491,674

Total Beverages		5,568,221

Food & Staples Retailing - 1.5%
Wal-Mart Stores Inc.	113,230	6,947,793

Food Products - 2.8%
Kellogg Co.	45,520	2,254,151
McCormick & Co. Inc., Non Voting Shares	208,080	10,516,363

Total Food Products		12,770,514

Household Products - 1.2%
Procter & Gamble Co.	85,100	5,364,704

Tobacco - 2.6%
Philip Morris International Inc.	162,600	12,157,602

TOTAL CONSUMER STAPLES		42,808,834

ENERGY - 11.1%
Energy Equipment & Services - 2.7%
Cameron International Corp.	21,540	1,145,928	*
Diamond Offshore Drilling Inc.	73,550	4,582,165
National-Oilwell Varco Inc.	91,970	6,803,941

Total Energy Equipment & Services		12,532,034

Oil, Gas & Consumable Fuels - 8.4%
Apache Corp.	74,310	7,347,773
Chevron Corp.	52,000	5,360,160
Devon Energy Corp.	50,910	3,248,567
Exxon Mobil Corp.	195,430	16,365,308
Newfield Exploration Co.	79,410	3,002,492	*

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 8.4% (continued)
Total SA, ADR	62,070	$3,287,848

Total Oil, Gas & Consumable Fuels		38,612,148

TOTAL ENERGY		51,144,182

FINANCIALS - 14.9%
Capital Markets - 1.0%
Morgan Stanley	240,390	4,483,274

Commercial Banks - 4.1%
Comerica Inc.	110,270	3,051,171
SunTrust Banks Inc.	113,620	2,337,163
Wells Fargo & Co.	471,190	13,763,460

Total Commercial Banks		19,151,794

Consumer Finance - 1.3%
American Express Co.	117,220	5,877,411

Diversified Financial Services - 4.2%
Citigroup Inc.	171,864	5,279,662
JPMorgan Chase & Co.	243,200	9,071,360
Moody’s Corp.	133,970	4,987,703

Total Diversified Financial Services		19,338,725

Insurance - 2.5%
Berkshire Hathaway Inc., Class A Shares	47	5,542,475	*
MetLife Inc.	178,370	6,301,812

Total Insurance		11,844,287

Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	96,910	6,154,754
Annaly Capital Management Inc.	123,180	2,074,351

Total Real Estate Investment Trusts (REITs)		8,229,105

TOTAL FINANCIALS		68,924,596

HEALTH CARE - 12.1%
Biotechnology - 0.4%
Human Genome Sciences Inc.	195,670	1,925,393	*

Health Care Equipment & Supplies - 0.6%
Covidien PLC	50,490	2,600,235

Health Care Providers & Services - 2.1%
Aetna Inc.	111,850	4,887,845
AmerisourceBergen Corp.	121,010	4,715,760

Total Health Care Providers & Services		9,603,605

Pharmaceuticals - 9.0%
Bristol-Myers Squibb Co.	283,800	9,149,712
GlaxoSmithKline PLC, ADR	97,650	4,349,331
Johnson & Johnson	106,010	6,987,119
Novartis AG, ADR	158,940	8,639,978
Pfizer Inc.	591,020	12,647,828

Total Pharmaceuticals		41,773,968

TOTAL HEALTH CARE		55,903,201

INDUSTRIALS - 9.0%
Aerospace & Defense - 2.4%
Honeywell International Inc.	97,140	5,638,006
Orbital Sciences Corp.	380,070	5,507,214	*

Total Aerospace & Defense		11,145,220

Air Freight & Logistics - 1.1%
United Parcel Service Inc., Class B Shares	64,750	4,898,337

Industrial Conglomerates - 3.0%
General Electric Co.	410,520	7,680,829

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY	SHARES	VALUE
Industrial Conglomerates - 3.0% (continued)
Tyco International Ltd.	121,430	$6,186,859

Total Industrial Conglomerates		13,867,688

Machinery - 1.8%
Cummins Inc.	24,230	2,519,920
Eaton Corp.	51,560	2,527,987
Harsco Corp.	138,670	3,082,634

Total Machinery		8,130,541

Road & Rail - 0.7%
Norfolk Southern Corp.	47,410	3,423,002

TOTAL INDUSTRIALS		41,464,788

INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 2.1%
Cisco Systems Inc.	253,820	4,982,487
QUALCOMM Inc.	83,370	4,903,823

Total Communications Equipment		9,886,310

Computers & Peripherals - 3.6%
Apple Inc.	33,830	15,442,718	*
Hewlett-Packard Co.	41,910	1,172,642

Total Computers & Peripherals		16,615,360

Internet Software & Services - 2.6%
Google Inc., Class A Shares	20,500	11,892,255	*

IT Services - 3.7%
Automatic Data Processing Inc.	64,280	3,521,258
International Business Machines Corp.	51,240	9,868,824
VeriFone Holdings Inc.	80,180	3,423,686	*

Total IT Services		16,813,768

Semiconductors & Semiconductor Equipment - 3.5%
ASML Holding NV, New York Registered Shares	240,561	10,341,717
Broadcom Corp., Class A Shares	34,890	1,198,123	*
Texas Instruments Inc.	120,640	3,906,323
Xilinx Inc.	19,630	703,736

Total Semiconductors & Semiconductor Equipment		16,149,899

Software - 4.2%
Autodesk Inc.	126,850	4,566,600	*
Microsoft Corp.	285,118	8,419,535
Oracle Corp.	228,840	6,453,288

Total Software		19,439,423

TOTAL INFORMATION TECHNOLOGY		90,797,015

MATERIALS - 5.9%
Chemicals - 2.4%
Celanese Corp., Series A Shares	114,910	5,597,266
Ecolab Inc.	93,870	5,673,503

Total Chemicals		11,270,769

Metals & Mining - 2.2%
Newmont Mining Corp.	161,300	9,916,724

Paper & Forest Products - 1.3%
International Paper Co.	196,670	6,124,304

TOTAL MATERIALS		27,311,797

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
Verizon Communications Inc.	259,540	9,774,276

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	January 31,2012

SECURITY	SHARES	VALUE
UTILITIES - 3.0%
Electric Utilities - 0.3%
NV Energy Inc.	74,410	$1,205,442

Multi-Utilities - 2.7%
Sempra Energy	116,210	6,612,349
Wisconsin Energy Corp.	170,270	5,789,180

Total Multi-Utilities		12,401,529

TOTAL UTILITIES		13,606,971

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $346,094,491)		454,978,283

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreements - 0.8%
Interest in $289,360,000 joint tri-party repurchase agreement dated 1/31/12 with Deutsche Bank Securities Inc.; Proceeds at maturity - $3,864,024; (Fully collateralized by various U.S. government agency obligations, 0.000% to 2.500% due 2/22/12 to 8/25/16; Market value - $3,941,293) (Cost - $3,864,000)	0.220%	2/1/12	$3,864,000	3,864,000

TOTAL INVESTMENTS - 99.4% (Cost - $349,958,491#)				458,842,283
Other Assets in Excess of Liabilities - 0.6%				2,698,424

TOTAL NET ASSETS - 100.0%				$461,540,707

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$454,978,283	—	—	$454,978,283
Short-term investments†	—	$3,864,000	—	3,864,000

Total investments	$454,978,283	$3,864,000	—	$458,842,283

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$119,173,729
Gross unrealized depreciation	(10,289,937)

Net unrealized appreciation	$108,883,792

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2012, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 28, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 28, 2012